............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000 Check here if Amendment [_]; Amendment Number: __________________

                        This Amendment (Check only one.):
                             [_]   is a restatement.
                             [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Management Company (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-333-9888

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
------------------------------------------
[Signature]

New York, New York
------------------------------------------
[City, State]

February 14, 2001
------------------------------------------
[Date]

(a) Dr. Purnendu Chatterjee is the sole shareholder of Chatterjee Management Company.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         24

Form 13F Information Table Value Total:

         $ 106,722 (thousands)

List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE


                                                    Chatterjee Management Company
                                                      Form 13F Information Table
                                                          December 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                           Title of                Value     Shares/                     Investment    Other      Voting Authority
    Name of Issuer         Class      CUSIP      (x $1000)   Prn Amt    Sh/Prn  Put/Call Discretion    Managers    Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Alliance Pharmaceutical    COM        018773101       345       40,000    SH             SOLE                   40,000
Corp.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BMC Software Inc.          COM        055921100       665       47,535    SH             SOLE                   47,535
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Biopure Corp.              CL A       09065H105       200       10,000    SH             SOLE                   10,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CCC Information Svcs       COM        12487Q109     9,111    1,457,700    SH             SOLE                1,457,700
Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Computer Assoc Intl Inc.   COM        204912109     5,444      279,200    SH             SOLE                  279,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.            COM        205638109       313       50,000    SH             SOLE                   50,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Exodus Communications Inc. COM        302088109     1,452       72,616    SH             SOLE                   72,616
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Global Telesystems Group   COM        37936U104       358      440,416    SH             SOLE                  440,416
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
I2 Technologies Inc.       COM        465754109     1,577       29,000    SH             SOLE                   29,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Iluminet Holdings Inc.     COM        452334105     1,350       58,840    SH             SOLE                   58,840
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Infospace Inc.             COM        45678T102        78        8,824    SH             SOLE                    8,824
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
I-Stat Corp.               COM        450312103     1,322       50,000    SH             SOLE                   50,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Interwoven Inc.            COM        46114T102     1,080       16,374    SH             SOLE                   16,374
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mpower Communications Inc. COM        62473J106       497       96,929    SH             SOLE                   96,929
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Novell Inc.                COM        670006105       125       24,000    SH             SOLE                   24,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Applera Corp.              COM CE     038020202    20,486      567,100    SH             SOLE                  567,100
                           GEN
                           GRP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Primus Telecommunications  COM        741929103       821      354,890    SH             SOLE                  354,890
Grp
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PSINET Inc.                COM        74437C101        29       40,000    SH             SOLE                   40,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RCN Corp.                  COM        749361101       698      110,539    SH             SOLE                  110,539
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                           Title of                Value     Shares/                     Investment    Other      Voting Authority
    Name of Issuer         Class      CUSIP      (x $1000)   Prn Amt    Sh/Prn  Put/Call Discretion    Managers    Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Selectica Inc.             COM        816288104     9,328      385,659    SH             SOLE                  385,659
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Software Spectrum Inc.     COM        833960107     1,010      166,560    SH             SOLE                  166,560
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sybase Inc.                COM        871130100    50,317    2,539,662    SH             SOLE                2,539,662
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Promotions.com Inc.        COM        74341U106        69      200,000    SH             SOLE                  200,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Webvan Group Inc.          COM        94845V103        47      100,000    SH             SOLE                  100,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                              $106,722
------------------------------------------------------------------------------------------------------------------------------------